Noncontrolling Interest (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Apr. 17, 2020
Noncontrolling Interest [Line Items]
Noncontrolling interest in consolidated balance sheets	$ 322,000	$ 1,268,000
Net income /(loss) attributable to noncontrolling interest in consolidated statements of comprehensive income	(265,000)	2,000	$ 6,448,000
Changyou [Member]
Noncontrolling Interest [Line Items]
Noncontrolling interest in consolidated balance sheets	300,000	1,300,000
Net income /(loss) attributable to noncontrolling interest in consolidated statements of comprehensive income	(265,000)	2,000	(3,000)
Changyou [Member] | Common Stock [Member] | Sohu [Member]
Noncontrolling Interest [Line Items]
Percentage of ordinary shares held				100.00%
Sogou [Member]
Noncontrolling Interest [Line Items]
Net income /(loss) attributable to noncontrolling interest in consolidated statements of comprehensive income	$ 0	$ 0	$ 6,451,000